                                                                               .
                                                                               .
                                                                               .

                                                  (RIVERSOURCE INVESTMENTS LOGO)

                      PROSPECTUS SUPPLEMENT -- NOV. 1, 2008

FUND                                                                    PROSPECTUS DATE     FORM #
RiverSource Balanced Fund                                                Nov. 29, 2007   S-6326-99 AC


The Principal Investment Strategies section has been revised as follows:

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a combination of common and preferred stocks, bonds and other debt securities. Under normal market conditions, at least 40% of the Fund's total assets are invested in common stocks and no less than 25% of the Fund's total assets are invested in debt securities. Equity securities may provide income, offer the opportunity for long-term capital appreciation, or both. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. Although the Fund emphasizes high- and medium-quality securities for the debt portion of its portfolio, it may buy lower-quality (junk) bonds. The Fund may invest up to 25% of its net assets in foreign investments.

The Fund's equity investment philosophy is rooted in the belief that a disciplined, systematic, value-oriented approach to investing primarily in large-cap companies provides investors with an excellent opportunity for long-term growth of capital.

In pursuit of the Fund's objective, the investment manager (RiverSource Investments, LLC) chooses equity investments by seeking to:

- Select companies that are undervalued based on a variety of measures, including, but not limited to price-to-earnings ratios, price-to-book ratios, price-to-free cash flow, current and projected dividends, sum-of-the parts or breakup value and historic relative price valuations.

- Identify companies with moderate growth potential based on:

  - effective management, as demonstrated by overall performance;

  - financial strength; and

  - underappreciated potential for improvement in industry and thematic trends.

In evaluating whether to sell an equity security, the investment manager considers, among other factors, whether:

- The security is overvalued relative to alternative investments.

- The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.

- The security exhibits unacceptable correlation characteristics with other portfolio holdings.

- The company or the security continues to meet the other standards described above.

In pursuit of the Fund's objective, the investment manager chooses debt investments by:

- Evaluating the debt portion of the portfolio's total exposure to sectors, industries and securities relative to the Lehman Brothers Aggregate Bond Index (the Index).

- Analyzing factors such as credit quality, interest rate outlook and price to select the most attractive securities within each sector.

- Targeting an average duration for the debt portion of the portfolio within one year of the duration of the Index which, as of Sept. 30, 2008 was 4.47 years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a five-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

In evaluating whether to sell a debt security, the investment manager considers, among other factors:

- The debt portion of the portfolio's total exposure to sectors, industries and securities relative to the Index.

- Whether a security's rating is changed or is vulnerable to a change.

- Whether a sector or industry is experiencing change.

- Changes in the interest rate or economic outlook.

- Whether the investment manager identifies a more attractive opportunity.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

The Principal Risks section has been revised to add the following:

SECTOR RISK. If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

The information following the second paragraph in the Investment Manager section has been revised as follows:

Portfolio Manager(s). The Fund is allocated among equity and fixed income asset classes. The portfolio managers responsible for the day-to-day management of the equity portion of the Fund are:

Warren Spitz, Senior Portfolio Manager

- Co-managed the equity portion of the Fund since 2008.
- Joined RiverSource Investments in 2000 as a Senior Portfolio Manager.
- Portfolio Manager, Prudential Global Asset Management, 1987 to 2000.
- Began investment career in 1984.
- MBA, Wharton School, University of Pennsylvania.

Steve Schroll, Portfolio Manager

- Co-managed the equity portion of the Fund since 2008.
- Joined RiverSource Investments in 1998 as a Senior Security Analyst.
- Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.
- Began investment career in 1981.
- MBA, University of Minnesota.

Laton Spahr, CFA, Portfolio Manager

- Co-managed the equity portion of the Fund since 2008.
- Joined RiverSource Investments in 2001 as a Security Analyst.
- Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.
- Began investment career in 1998.
- MS, University of Wisconsin, Applied Security Analysis Program.

Paul Stocking, Portfolio Manager

- Co-managed the equity portion of the Fund since 2008.
- Joined RiverSource Investments in 1995 as a Senior Equity Analyst.
- Vice President, JP Morgan Securities, 1987 to 1995; Investment Banking.
- Began investment career in 1987.
- MBA, University of Chicago.

The portfolio managers responsible for the day-to-day management of the fixed income portion of the Fund are:

Jamie Jackson, CFA, Portfolio Manager

- Co-managed the fixed income portion of the Fund since 2003.
- Leader of the liquid assets sector team.
- Joined RiverSource Investments in 2003.
- Co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management, 1997 to 2003.
- Began investment career in 1988.
- MBA, Marquette University.

Scott Kirby, Portfolio Manager

- Co-managed the fixed income portion of the Fund since 2003.
- Leader of the structured assets sector team.
- Employed by RiverSource Investments from 1979 to 1985 and from 1987 to present.
- Began investment career in 1979.
- MBA, University of Minnesota.

Tom Murphy, CFA, Portfolio Manager

- Co-managed the fixed income portion of the Fund since 2003.
- Leader of the investment grade corporate bond sector team.
- Joined RiverSource Investments in 2002.
- Managing Director and Portfolio Manager, BlackRock Financial Management, in 2002, and various positions at Zurich Scudder from 1992 to 2002.
- Began investment career in 1986.
- MBA, University of Michigan.

The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio managers lead the teams that specialize in the sectors in which the fixed income portion of the Fund primarily invests, and collectively determine allocation of Fund assets among the sectors.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

S-6326-1 A (11/08)